BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2017
BASIS OF PREPARATION
BASIS OF PREPARATION

1 BASIS OF PREPARATION

Smith & Nephew plc (the Company) is a public limited company incorporated in England and Wales. In these accounts, the ‘Group’ means the Company and all its subsidiaries. The principal activities of the Group are to develop, manufacture, market and sell medical devices and services.

As required by the European Union’s IAS Regulation and the Companies Act 2006, the Group has prepared its accounts in accordance with International Financial Reporting Standards (IFRS) as adopted by the European Union (EU) effective as at 31 December 2017. The Group has also prepared its accounts in accordance with IFRS as issued by the International Accounting Standards Board (IASB) effective as at 31 December 2017. IFRSs as adopted by the EU differs in certain respects from IFRS as issued by the IASB. However, the differences have no impact for the periods presented.

The preparation of accounts in conformity with IFRS requires management to use estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the accounts and the reported amounts of revenues and expenses during the year. The accounting policies requiring management to use significant estimates and assumptions are: inventories, impairment, taxation and liability provisions. These are discussed on page 114. Although these estimates are based on management’s best knowledge of current events and actions, actual results ultimately may differ from those estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognised prospectively.

The Directors continue to adopt the going concern basis for accounting in preparing the annual financial statements. The Directors have a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future. Further information regarding the Group’s business activities, together with the factors likely to affect its future development, performance and position, are set out in Our Business & Marketplace on pages 8-17.

As described in Note 15, the Group meets its funding requirements through a mixture of shareholders’ funds, bank borrowings and private placement notes. At 31 December 2017, the Group had committed borrowing facilities of $2.4bn and total liquidity of $1.2bn, including net cash and cash equivalents of $155m and undrawn committed borrowing facilities of $1bn. The earliest expiry date of the Group’s committed borrowing facilities is in respect of a $300m bilateral term loan facility due to expire in April 2020. In addition, Note 16 includes the Group’s objectives, policies and processes for managing its capital; our financial risk management objectives; details of our financial instruments and hedging activities; and our exposures to foreign exchange, interest rates and credit risk.

The Group’s forecasts and projections, taking into account reasonably possible changes in trading performance, show that the Group has sufficient financial resources. The Directors have reasonable expectation that the Company and the Group are well placed to manage their business risks and to continue in operational existence for a period of at least three years from the date of the approval of the financial statements. Accordingly, the Directors continue to adopt the going concern basis (in accordance with the guidance ‘Guidance on Risk Management, Internal Control and Related Financial and Business Reporting’ issued by the FRC) in preparing the consolidated financial statements.

There have been no new accounting pronouncements impacting the Group in 2017.

New accounting standards effective 2018

A number of new standards, amendments to standards and interpretations are effective for the Group’s annual periods beginning on or after 1 January 2018, and have not been applied in preparing these consolidated accounts. These include IFRS 15 Revenue from contracts with customers and IFRS 9 Financial Instruments which will be adopted from 1 January 2018.

IFRS 15

The Group has undertaken a detailed impact assessment applying IFRS 15 to all the current ways in which the Group delivers products or services to customers to identify divergence with current practice and has concluded that IFRS 15 will not have a significant impact on the timing and recognition of revenue. The performance obligations involved in the sale of an orthopaedic implant are all considered to occur at the time of procedure giving rise to no difference in the timing of revenue recognition. The instrument set and implant used in an orthopaedic procedure are considered to be part of a single performance obligation. In line with past practice we will continue to measure and recognise revenue based on invoiced amounts at the time of the procedure. Revenue recognised on the sale of products in our other surgical and wound businesses have also been considered with reference to IFRS 15 with no impact identified in relation to the timing and measurement of revenue. The Group has also considered the impact on provisions for returns, trade discounts and rebates and has determined that the current policy is aligned with IFRS 15.

The Group intends to apply the practical expedients in IFRS 15 to not disclose the amount of the transaction price allocated to the remaining performance obligations and an explanation of when the Group expects to recognise that amount as revenue for all reporting periods presented before 1 January 2018. The Group also intends to apply the practical expedients in relation to contracts with variable consideration and contracts that were completed at the beginning of the earliest period presented and/or modified before the beginning of the earliest period presented. The Group has concluded that applying these practical expedients will not have a significant impact on the timing, measurement and recognition of revenue.

The Group has assessed the disclosure requirements of IFRS 15 and has preliminarily determined that the majority of the disclosures are either currently included in the financial statements or can be prepared using data currently available. The Group continues to assess the disclosure requirements in relation to unsatisfied performance obligations and the disaggregation of revenue.

IFRS 9

The amendments to IFRS 9 mainly relate to the classification and measurement of financial instruments, and will not have a significant impact to the Group financial statements. When initially applying IFRS 9, the Group may choose as its accounting policy to continue to apply the hedge accounting requirements of IAS 39 instead of the requirements in IFRS 9. The Group will continue to apply the hedge requirements of IAS 39 on transition. The Group has considered the expected credit loss model and has determined that it will not have a significant impact on the provision for bad and doubtful debts. The Group has elected, from 1 January 2018, to present changes in the fair value of trade investments in the income statement.

New accounting standards effective 2019

IFRS 16

IFRS 16 Leases will be adopted retrospectively with the cumulative effect of initially applying the standard recognised at 1 January 2019 and the Group is currently assessing the application and impact of the standard.

1.1 Consolidation

The Group accounts include the accounts of Smith & Nephew plc and its subsidiaries for the periods during which they were members of the Group.

Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated in the Group accounts from the date that the Group obtains control, and continue to be consolidated until the date that such control ceases. Intra-group balances and transactions, and any unrealised income and expenses arising from intra-group transactions, are eliminated on consolidation. All subsidiaries have year ends which are co-terminus with the Groups, with the exception of jurisdictions whereby a different year end is required by local legislation.

When the Group loses control over a subsidiary, it derecognises the assets and liabilities of the subsidiary and any related components of equity. Any resulting gain or loss is recognised in profit or loss. Any retained interest in the former subsidiary is measured at fair value.

1.2 Foreign currencies

Functional and presentation currency

The Group accounts are presented in US Dollars. The Company’s functional currency is US Dollars.

Foreign currency transactions

Transactions in foreign currencies are translated to the respective functional currencies of Group companies at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are retranslated to the functional currency as at the exchange rate at the reporting date. Non-monetary items are not retranslated.

Foreign operations

Balance sheet items of foreign operations, including goodwill and fair value adjustments arising on acquisition are translated into US Dollars on consolidation at the exchange rates at the reporting date. Income statement items and the cash flows of foreign operations are translated at average rates as an approximation to actual transaction rates, with actual transaction rates used for large one off transactions.

Foreign currency differences are recognised in ‘Other comprehensive income’ and accumulated in ‘Other reserves’ within equity. These include: exchange differences on the translation at closing rates of exchange of non-US Dollar opening net assets; the differences arising between the translation of profits into US Dollars at actual (or average, as an approximation) and closing exchange rates; to the extent that the hedging relationship is effective, the difference on translation of foreign currency borrowings or swaps that are used to finance or hedge the Group’s net investments in foreign operations; and the movement in the fair value of forward foreign exchange contracts used to hedge forecast foreign exchange cash flows.

The exchange rates used for the translation of currencies into US Dollars that have the most significant impact on the Group results were:

	2017	2016	2015
Average rates
Sterling	1.29	1.35	1.53
Euro	1.13	1.11	1.11
Swiss Franc	1.02	1.02	1.04
Year end rates
Sterling	1.35	1.23	1.48
Euro	1.20	1.05	1.09
Swiss Franc	1.02	0.98	1.00